Financial derivatives at fair value (Tables)	12 Months Ended
Dec. 31, 2025
Derivative financial instrument at fair value [Abstract]
Disclosure of fair value derivatives maturity date of notional maturities and cash flow maturities [Table Text Block]

TYPE OF INSTRUMENT		FAIR VALUE	NOTIONAL MATURITIES
(Million euro)		Balances at 12/31/2025	2026	2027	2028	2029	2030 and beyond	TOTAL
ASSET BALANCES		382	719	78	5	1	2,840	3,642
Index-Linked Swaps	P	139	(3)	(4)	(3)	(3)	91	78
FX derivatives: Cross Currency Swaps		146	—	—	—	—	2,236	2,236
FX derivatives: Forwards and Options		3	659	6	—	—	—	665
Interest Rate Swaps Energy Business Line	P	2	2	—	—	—	96	98
Interest Rate Swaps Airports Business Line	P	1	22	25	5	—	—	52
Interest Rate Swaps Highways Business Line	P	—	(7)	49	—	—	—	42
Interest Rate Swaps Construction Business Line	P	2	3	2	3	3	17	27
Interest Rate Swaps Other Business Line	P	—	—	—	—	—	—	—
Equity Swaps		44	43	—	—	—	—	43
Power Purchase Agreement	P	—	—	—	—	—	—	—
Other derivatives		45	—	—	—	—	400	400
LIABILITY BALANCES		(150)	517	38	236	(123)	1,302	1,971
Index-Linked Swaps	P	—	—	—	—	—	—	—
FX derivatives: Cross Currency Swaps		—	—	—	—	—	—	—
FX derivatives: Forwards and Options		(1)	246	1	1	2	10	260
Interest Rate Swaps Energy Business Line	P	(2)	231	2	2	2	91	329
Interest Rate Swaps Airports Business Line	P	—	—	—	—	—	—	—
Interest Rate Swaps Highways Business Line	P	(67)	37	32	229	(133)	773	938
Interest Rate Swaps Construction Business Line	P	—	—	—	—	—	—	—
Interest Rate Swaps Other Business Line	P	(2)	3	3	4	5	29	43
Equity Swaps		—	—	—	—	—	—	—
Power Purchase Agreement	P	(33)	—	—	—	—	—	—
Other derivatives		(45)	—	—	—	—	400	400
TOTAL		232	1,236	116	241	(123)	4,142	5,613
(P) - project companies; ( ) - ex project companies

TYPE OF INSTRUMENT		FAIR VALUE	CASH FLOW MATURITIES
(Million euro)		Balances at 12/31/2025	2026	2027	2028	2029	2030 and beyond	TOTAL
ASSET BALANCES		382	37	(7)	(6)	(5)	453	472
Index-Linked Swaps	P	139	12	13	14	15	110	165
FX derivatives: Cross Currency Swaps		146	(22)	(20)	(20)	(20)	282	200
FX derivatives: Forwards and Options		3	3	—	—	—	—	3
Interest Rate Swaps Energy Business Line	P	2	(1)	(1)	(1)	—	7	5
Interest Rate Swaps Airports Business Line	P	1	—	—	—	—	—	1
Interest Rate Swaps Highways Business Line	P	—	—	—	—	—	—	—
Interest Rate Swaps Construction Business Line	P	2	—	—	—	—	1	2
Interest Rate Swaps Other Business Line	P	—	—	—	—	—	—	—
Equity Swaps		44	44	—	—	—	—	44
Power Purchase Agreement	P	—	—	—	—	—	—	—
Other derivatives		45	—	—	—	—	53	53
LIABILITY BALANCES		(150)	(17)	(19)	(18)	(17)	(62)	(133)
Index-Linked Swaps	P	—	—	—	—	—	—	—
FX derivatives: Cross Currency Swaps		—	—	—	—	—	—	—
FX derivatives: Forwards and Options		(1)	—	—	—	—	—	—
Interest Rate Swaps Energy Business Line	P	(2)	(1)	(1)	(1)	—	2	(1)
Interest Rate Swaps Airports Business Line	P	—	—	—	—	—	—	—
Interest Rate Swaps Highways Business Line	P	(67)	(16)	(18)	(17)	(16)	(10)	(77)
Interest Rate Swaps Construction Business Line	P	—	—	—	—	—	—	—
Interest Rate Swaps Other Business Line	P	(2)	—	(1)	—	—	(1)	(2)
Equity Swaps		—	—	—	—	—	—	—
Power Purchase Agreement	P	(33)	—	—	—	—	—	—
Other derivatives		(45)	—	—	—	—	(53)	(53)
TOTAL		232	20	(26)	(24)	(22)	391	339
(P) - project companies; ( ) - ex project companies

Disclosure of the main effect of the financial derivatives on the income statement and equity [Table Text Block]

TYPE OF INSTRUMENT (Million euro)	FAIR VALUE			EFFECTS
	Balances at 12/31/2025	Balances at 12/31/2024	Var.	EFFECT ON RESERVES (I)	FAIR VALUE EFFECT ON PROFIT/(LOS S) (II)	EFFECT ON FINANCIAL PROFIT/(LOSS) (III)	CASH (IV)	EXCHANGE RATE (V)	OTHER EFFECTS ON BALANCE SHEET OR INCOME	TOTAL
Index-linked derivatives	139	134	5	(3)	7	5	(12)	—	8	5
Cash flow hedges	139	134	5	(3)	7	5	(12)	—	8	5
Interest rate derivatives	(66)	(57)	(9)	15	4	(16)	14	(2)	(25)	(9)
Cash flow hedges	(66)	(57)	(9)	7	4	(16)	14	(2)	(16)	(9)
Fair value hedges	—	—	—	9	—	—	—	—	(9)	—
Speculative	—	—	—	—	—	—	—	—	—	—
Cross-currency swaps	146	43	103	(112)	1	(18)	14	217	1	103
Cash flow hedges	—	2	(2)	1	—	1	(3)	—	1	(2)
Net foreign investment hedges	144	41	103	(112)	—	(18)	18	217	—	103
Speculative	2	—	2	—	2	—	—	—	—	2
Foreign exchange derivatives	2	(40)	41	5	(12)	—	(52)	81	21	41
Cash flow hedges	—	(2)	2	2	—	—	(3)	—	3	2
Fair value hedges	(1)	(5)	4	—	(3)	—	(6)	(5)	17	4
Net foreign investment hedges	2	(39)	41	3	(4)	—	(43)	86	—	41
Speculative	1	6	(5)	—	(5)	—	—	—	—	(5)
Equity swaps	44	29	15	—	27	—	(10)	—	(2)	15
Speculative	44	29	15	—	27	—	(10)	—	(2)	15
Power purchase agreement (PPA)	(33)	—	(33)	(35)	1	—	—	1	—	(33)
Cash flow hedges	(33)	—	(33)	(35)	1	—	—	1	—	(33)
Equity Options	—	—	—	—	—	—	—	—	—	—
Speculative	—	—	—	—	—	—	—	—	—	—
TOTAL	232	109	123	(130)	28	(29)	(46)	297	3	123